Consolidated Statements Of Changes In Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Retained earnings	Other Components Of Equity	Non-controlling interests
Balance at Dec. 31, 2017	₩ 72,964,641	₩ 71,681,445	₩ 4,053,578	₩ 53,370,558	₩ 14,257,309	₩ 1,283,196
Effect of change in accounting policy	(4,923)	(4,923)	0	71,928	(76,851)	0
Comprehensive income
Profit (loss) for the period	(1,174,498)	(1,314,567)	0	(1,314,567)	0	140,069
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(108,169)	(100,495)	0	(100,495)	0	(7,674)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(1,153)	(1,153)	0	(1,153)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(34,185)	(34,125)	0	0	(34,125)	(60)
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	211	(1,140)	0	0	(1,140)	1,351
Foreign currency translation of foreign operations, net of tax	(20,717)	(32,086)	0	0	(32,086)	11,369
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	57,088	57,089	0	0	57,089	(1)
Dividends paid	599,893	507,152	0	507,152	0	92,741
Issuance of shares capital by subsidiaries	18,215	1,032	0	0	1,032	17,183
Transactions between consolidated entities	0	0	0	0	0	0
Changes in consolidation scope	9,530	0	0	0	0	9,530
Dividends paid (hybrid bond)	13,385	0	0	0	0	13,385
Balance at Dec. 31, 2018	71,092,762	69,743,925	4,053,578	51,519,119	14,171,228	1,348,837
Effect of change in accounting policy	0	0	0	0	0	0
Comprehensive income
Profit (loss) for the period	(2,263,535)	(2,345,517)	0	(2,345,517)	0	81,982
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	42,315	36,160	0	36,160	0	6,155
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(6,789)	(6,789)	0	(6,789)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(11,732)	(11,732)	0	0	(11,732)	0
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	19,242	14,041	0	0	14,041	5,201
Foreign currency translation of foreign operations, net of tax	72,816	55,347	0	0	55,347	17,469
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	19,344	19,343	0	0	19,343	1
Dividends paid	99,255	0	0	0	0	99,255
Issuance of shares capital by subsidiaries	21,071	0	0	0	0	21,071
Transactions between consolidated entities	(8,137)	(8,460)	0	0	(8,460)	323
Changes in consolidation scope	24,932	0	0	0	0	24,932
Dividends paid (hybrid bond)	13,385	0	0	0	0	13,385
Other changes in equity	0	0	0	(840)	840	0
Balance at Dec. 31, 2019	68,889,649	67,496,318	4,053,578	49,202,133	14,240,607	1,393,331
Effect of change in accounting policy	0	0	0	0	0	0
Comprehensive income
Profit (loss) for the period	2,092,469	1,991,347	0	1,991,347	0	101,122
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(69,804)	(62,857)	0	(62,857)	0	(6,947)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	3,181	3,181	0	3,181	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(8,532)	(8,533)	0	0	(8,533)	1
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	64,561	58,523	0	0	58,523	6,038
Foreign currency translation of foreign operations, net of tax	(76,442)	(46,032)	0	0	(46,032)	(30,410)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(132,805)	(132,805)	0	0	(132,805)	0
Dividends paid	81,011	0	0	0	0	81,011
Issuance of shares capital by subsidiaries	(5,445)	(148)	0	0	(148)	(5,297)
Transactions between consolidated entities	(1,274)	(2,314)	0	(203)	(2,111)	1,040
Changes in consolidation scope	5,684	0	0	0	0	5,684
Dividends paid (hybrid bond)	13,385	0	0	0	0	13,385
Other changes in equity	0	0
Balance at Dec. 31, 2020	₩ 70,666,846	₩ 69,296,680	₩ 4,053,578	₩ 51,133,601	₩ 14,109,501	₩ 1,370,166